Taxes - Schedule of Income Tax Provision (Benefit) (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Current tax provision
Total current tax provision	$ 1,951,016	$ 353,000
Deferred tax benefit
Total deferred tax provision	(384,677)	(905,570)
Income tax benefit	1,566,339	(552,570)
Japan [Member]
Current tax provision
Total current tax provision	936,817	132,134
Deferred tax benefit
Total deferred tax provision	(384,559)	(875,542)
Hong Kong [Member]
Current tax provision
Total current tax provision	1,008,045	142,348
Deferred tax benefit
Total deferred tax provision	(54,648)	(30,006)
PRC [Member]
Current tax provision
Total current tax provision	583	10,681
Deferred tax benefit
Total deferred tax provision
Malaysia [Member]
Current tax provision
Total current tax provision
Deferred tax benefit
Total deferred tax provision	(23)	(22)
The United States [Member]
Current tax provision
Total current tax provision	5,571	40,417
Deferred tax benefit
Total deferred tax provision	20,652
Canada [Member]
Current tax provision
Total current tax provision		27,420
Deferred tax benefit
Total deferred tax provision	33,901
Australia [Member]
Current tax provision
Total current tax provision
Deferred tax benefit
Total deferred tax provision
Vietnam [Member]
Current tax provision
Total current tax provision
Deferred tax benefit
Total deferred tax provision